Long-term debt, current and non-current, textual 2 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) item
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus margin
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 15, 2012
Proceeds From Issuance Of Secured Debt	$ 37,450
Debt Instrument, Number of installments | item	40
Debt Instrument, Frequency of Periodic Payments	quarterly
Debt Instrument, Periodic Payment, Principal	$ 628
Debt Instrument, Balloon Payment	$ 12,332
Debt Instrument, Maturity Date	Feb. 15, 2022
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 18, 2012
Proceeds From Issuance Of Secured Debt	$ 34,640
Debt Instrument, Number of installments | item	40
Debt Instrument, Frequency of Periodic Payments	quarterly
Debt Instrument, Periodic Payment, Principal	$ 581
Debt Instrument, Balloon Payment	$ 11,410
Debt Instrument, Maturity Date	May 18, 2022
Loan Margin Percentage	2.50%